Related Party Transactions and Balanes	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANES
9.	RELATED PARTY TRANSACTIONS AND BALANES

As of June 30, 2021 and December 31, 2020, the Company had no outstanding balances due from or due to related parties.

For the six months ended June 30, 2021 and 2020, the Company did not enter into any transactions with related parties.